Expense Example, No Redemption	Nov. 21, 2024 USD ($)
Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - July | Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859